Financial Instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial Instruments
12	FINANCIAL INSTRUMENTS

The following table summarizes the carrying and fair value of the Company’s financial instruments:

	December 31, 2018	December 31, 2017
Cash and cash equivalents	$11,920	$7,091
Trade receivables	$11,292	$11,259
Other financial assets	$11,659	$2,491
Other financial liabilities	$57,198	$56,718

Financial assets and liabilities are recognized on the consolidated statements of financial position at fair value in a hierarchy that is based on significance of the inputs used in making the measurements. The levels in the hierarchy are:

•	Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities

•	Level 2 - Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices)

•	Level 3 - Inputs for the asset or liability that are not based on observable market data (i.e., unobservable inputs).

At December 31, 2018 and 2017, the Company’s financial instruments included cash and cash equivalents, trade receivables, notes receivable, other receivables, patronage stock, accounts payable, other current liabilities and notes payable. Due to the short-term maturities of cash and cash equivalents, accounts receivable, accounts payable and other current liabilities, the carrying amounts approximate fair value at the respective balance sheet dates. The carrying value of the notes receivable and notes payable approximate their fair value based on a comparison with the prevailing market interest rates. The fair values of the Company’s notes receivable and notes payable are level 2 measurements in the fair value hierarchy. All other financial assets and liabilities are level 1. None were classified as level 3.

There were no financial instruments categorized as Level 2 or 3 as at December 31, 2018 and 2017. There were no transfers of assets or liabilities between levels during the years ended December 31, 2018 and 2017.

Interest income, expense and gains and losses from loans, receivables and other financial liabilities are recognized in the consolidated statements of (loss) income. The following table summarizes interest income and expense for the years ended December 31:

	2018	2017
Interest income earned on cash and cash equivalents	$ 311	$—
Interest expense from other financial liabilities	$2,718	$2,695

Management of financial risks

The Company, through its financial assets and liabilities, is exposed to various risks. The following provides a measurement of some of these risks as at December 31, 2018 and 2017. The Company uses financial instruments only for risk management purposes, not for generating trading profit.

i)	Credit risk

Credit risk is the risk that the Company will incur a loss due to the failure by its customers or other parties to meet their contractual obligations. Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, trade receivables and other receivables. The Company limits its exposure to credit risk by placing its cash and cash equivalents with high credit quality financial institutions.

The Company’s trade receivables had two customers that represented more than 10% of the balance of trade receivables, representing 13.8% and 11.5% of the balance of trade receivables as at December 31, 2018 (2017 - two customers represented 16.0% and 14.8%). The Company believes that its expected credit losses are limited due to the protection afforded to the Company by the Perishable Agricultural Commodities Act (the “PACA”) for its sales in the United States, which represent the majority of the Company’s annual sales. The PACA protection gives a claim filed under the PACA first lien on all PACA assets (which include cash and trade receivables of the debtor).

As at December 31, 2018, the allowance for doubtful accounts balance was calculated based on the expected credit loss model and expected credit losses continues to be insignificant.

At December 31, 2018, 90.3% (2017 - 89.4%) of trade receivables were outstanding less than 30 days, 8.3% (2017 – 7.4%) were outstanding for between 30 and 90 days and the remaining 1.4% (2017 - 3.2%) were outstanding for more than 90 days. Trade receivables are considered past due based on the contract terms agreed to with a customer. Aged receivables that are past due are not considered impaired unless customer specific information indicates otherwise.

ii)	Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to interest rate risk on its long-term debt, for which the interest rates charged fluctuate based on the 90-day LIBOR rate. If interest rates had been 50 basis points higher, the net loss during the year ended December 31, 2018 would have been higher by $182. This represents $182 in increased interest expense (2017 - $201).

iii)	Foreign exchange risk

At December 31, 2018, the Canadian/U.S. foreign exchange rate was CA$1.00 = US$0.7336 (2017 – US$0.7966). Assuming that all other variables remain constant, an increase of $0.10 in the Canadian dollar would have the following impact on the ending balances of certain consolidated statements of financial position items at December 31, 2018 and December 31, 2017 with the net foreign exchange gain or loss directly impacting net income (loss) for the years.

	December 31, 2018	December 31, 2017
Financial assets
Cash and cash equivalents	$839	$287
Trade receivables	328	349
JV Note receivable	1,335
Financial liabilities
Trade payables and accrued liabilities	(373)	(371)
Loan payable	(193)	(232)

Net foreign exchange gain (loss)	$1,936	$33

iv)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its obligations as they fall due. The following are the contractual maturities of financial liabilities as at December 31, 2018:

Financial liabilities	Total	1 year	2-3 years	4-5 years	More than 5 years
Long-term debt	$38,588	$3,698	$34,296	$594	$—
Line of credit	2,000	2,000	—	—	—
Trade payables	14,601	14,601	—	—	—
Accrued liabilities	3,509	3,509	—	—	—
Obligation under capital lease	180	78	92	10	—
Other liabilities	1,050	—	1,050	—	—

Total	$59,928	$23,886	$35,438	$604	$—

It is the Company’s intention to meet these obligations through the collection of current accounts receivable and cash from sales. If the current resources and cash generated from operations are insufficient to satisfy its obligations, the Company may seek to issue additional equity or to arrange debt or other financing. In addition, as at December 31, 2018, the Company has an operating credit facility of up to CA$13,000, less outstanding letters of credit totaling US$261 and CA$38.

v)	Fair values

The carrying amount of short-term financial instruments, less provisions for impairment if applicable, is consistent with the fair value of such instruments. The Company’s debt bears a variable interest rate tied to market rates and therefore its carrying value approximates its fair value.